Additional Cash Flow Information and Noncash Investing and Financing Activities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Additional cash flow information:
Interest paid	$ 89,134	¥ 7,309,000	¥ 6,367,000	¥ 8,533,000
Income taxes paid	1,062,610	87,134,000	46,227,000	9,797,000
Noncash investing and financing activities:
Capital lease obligations incurred	$ 28,049	¥ 2,300,000	¥ 2,244,000	¥ 14,285,000